BT INVESTMENT FUNDS
LATIN AMERICAN EQUITY FUND

SUPPLEMENT TO PROSPECTUS DATED JANUARY 31, 1997

  Under the sub-section entitled ``Portfolio Managers,'' on page 30, please delete the biography of Maria-Elena Carrion in its entirety. Effective May 9, 1997, David A. Reiss has taken over the day-to-day management of the Latin American Equity Portfolio.


                                                               May 19, 1997


















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